Capital and financing transactions - Schedule of capital and financing transactions (Detail) - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2024		Jan. 31, 2023
Disclosure of classes of share capital [line items]
Beginning Balance		$ 78,571	[1]	$ 74,748
Issued in relation to share-based payments, net	[2]	10		9
Ending Balance	[1]	$ 80,452		$ 75,731
Common shares [member]
Disclosure of classes of share capital [line items]
Outstanding at beginning of year		1,214,044,420		1,191,375,095
Beginning Balance		$ 20,109		$ 18,707
Issued in relation to share-based payments, net (shares)		58,042		376,472
Issued in relation to share-based payments, net		$ 4		$ 25
Issued in relation to the Shareholder Dividend and Share Purchase Plan (shares)	[3]	8,024,950
Issued in relation to the Shareholder Dividend and Share Purchase Plan	[3]	$ 486
Outstanding at end of year		1,222,127,412		1,191,751,567
Ending Balance		$ 20,599		$ 18,732

[1]	The amounts for the period ended January 31, 2024 have been prepared in accordance with IFRS 17. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
[2]	Represents amounts on account of share-based payments (refer to Note 14).
[3]	Commencing with the dividend declared on February 28, 2023 and paid on April 26, 2023, the Bank issued to participants of the Shareholder Dividend and Share Purchase Plan (the Plan), common shares from treasury with a discount of 2% to the average market price (as defined in the Plan). Prior to the dividend paid on April 26, 2023, common shares received by participants under the Plan were shares purchased from the open market at prevailing market prices.